Semi-Annual Report
June 30, 2002


                                                         [Neuberger Berman Logo]



                                        Neuberger Berman
                                        Advisers
                                        Management
                                        Trust


--------------------------------------------------------------------------------


                                        Guardian
                                        Portfolio



B0733 08/02

Guardian Portfolio  Managers' Commentary
----------------------------------------

The AMT Guardian Portfolio ended the first half of 2002 with a decline (-11.19%), but performed better than the Standard & Poor's 500 Index (-13.15%). The Portfolio underperformed the Russell 1000 Value Index benchmark, which had a more moderate decline (-4.78%).(1)

After posting a modest gain in first quarter 2002, the AMT Guardian Portfolio retreated as the stock market fell victim to doubts regarding the strength of the economic recovery, geopolitical tension, renewed fear of terrorism, and corporate accounting scandals. The performance shortfall relative to the Russell 1000 Value Index was primarily the result of our significant overweighting in the hard hit information technology sector and our bias toward very large-cap companies during a period in which smaller companies outperformed.

Our investments in the energy sector, primarily large integrated oils such as Royal Dutch Petroleum and exploration and production companies including Amerada Hess and Cooper Cameron, had the most favorable impact on performance. Financial sector holdings, principally large regional banks such as Wells Fargo, Wachovia, and Bank of America, contributed to returns. We were underweighted in financial companies oriented to the capital markets--such as money center banks and the major brokerage houses--which were hit hard in the second quarter. However, valuations for some of these stocks have become attractive and we are evaluating opportunities as they evolve. Investments in the materials sector were also productive.

Healthcare was a two-edged sword. Managed care leader Wellpoint Health Networks was the Portfolio's top performer. However, major pharmaceuticals holdings such as Bristol Myers Squibb disappointed. There are several issues overhanging the pharmaceuticals industry, most notably the long-term fear of legislation regulating patented drug prices. However, we believe all the bad news and then some is already apparent in some severely depressed stock prices. Today, despite demographics strongly favoring the pharmaceuticals industry, the best drug companies in the world are selling at valuations we haven't seen in more than a decade. We think this spells opportunity and we have been adding to our positions.

We feel almost equally as constructive about technology. The mid-to-late 1990s tech spending boom was driven largely by the stock market, which put its stamp of approval on any company splurging on technology. Capital spending excesses led to tech stock valuation excesses. In the future, we believe that we will not see such spending or tech stock valuation excesses. However, we do expect a rational environment in which companies will spend money on technology that increases their productivity and fosters business efficiencies. We believe well financed, high quality technology companies such as Intel, Jabil Circuits, Celestica, Oracle, Microsoft, Sun Microsystems, Cadence Design Systems, and Computer Associates--are now exceptional long-term bargains. Even some of the companies whose balance sheets are less than pristine, such as Lucent Technologies and Agere Systems, have favorable risk/reward potential at current prices.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

We are not as optimistic regarding telecom, another sector that detracted from returns in the first half. We eliminated our position in WorldCom before the accounting scandal broke, but not before the stock price's fall had penalized portfolio performance. We also exited AT&T, but it was still among our worst first half performers. We are maintaining positions in Regional Bell Operating Companies such as SBC Communications and Verizon, which we believe will be among the strongest survivors in the telecom industry shakeout. These stocks have been under pressure largely due to cutthroat pricing in wireless. However, with the independent wireless competitors hemorrhaging money, if price competition does not wane, some may go belly up. Either way, SBC and Verizon may ultimately benefit. With SBC yielding 4.8% and Verizon 3.8%, we are being paid well to wait for what we believe will be an improvement in the fundamentals of the wireless business.

Despite a stressful second quarter, our outlook for the economy and stock market hasn't changed. We echo the opinions expressed in a first quarter letter to advisors. Our market outlook remains optimistic as the recovery continues; yet, stock selection and attention to valuation remain essential. The forces of fiscal and record monetary stimuli have already helped the economy; in addition, massive inventory depletion may indicate a cycle bottom, and set the stage for resurgence in production. Capital spending--the deterioration of which became the economy's Achilles heel during the most recent slowdown--should receive a boost from several sources: the turn in the inventory cycle, the rapid evolution of the tech product cycle, and recent revisions to the corporate tax code.

What has changed is that stocks are now significantly cheaper. As stocks have fallen, we have been doing what we believe successful value investors must do:
We are harvesting profits in stocks that have performed relatively well and that are becoming more fully valued (energy, consumer discretionary, consumer staples, financials). We are using the proceeds to add to our positions in underperforming, but now more attractively valued sectors such as technology and healthcare. This takes some intestinal fortitude among both portfolio managers and shareholders. However, we think it is the strategy that will produce superior long-term investment returns.

Sincerely,

/s/ KEVIN RISEN

/s/ RICK WHITE

KEVIN RISEN AND RICK WHITE
PORTFOLIO CO-MANAGERS

1. (13.89%) and (7.62%) were the average annual total returns for the 1-year and since inception (11/3/97) periods ended June 30, 2002. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Results are shown on a total return basis and include reinvestment of all dividends and capital gain distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect fees and expenses charged under the variable insurance contracts.

The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. The Portfolio may invest in many securities not included in this index. The Russell 1000 (Registered Trademark) Index measures the performance of the 1,000 largest companies in the Russell 3000 (Registered Trademark)
Index (which measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The composition, industries and holdings of the Portfolio are subject to change.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(Copyright) 2002 Neuberger Berman Management Inc., distributor. All rights reserved.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Schedule of Investments Guardian Portfolio
------------------------------------------

Number of Shares                                       Market Value+
Common Stocks (91.4%)
Basic Materials (1.5%)
 40,750      Alcoa Inc.                                $  1,350,863
 44,900      Dow Chemical                                 1,543,662
                                                       ------------
                                                          2,894,525
Capital Goods (2.2%)
 91,900      Burlington Northern Santa Fe                 2,757,000
 26,170      Emerson Electric                             1,400,357
                                                       ------------
                                                          4,157,357
Communication Services (3.7%)
110,100      SBC Communications                           3,358,050
 87,060      Verizon Communications                       3,495,459
                                                       ------------
                                                          6,853,509
Consumer Cyclicals (10.7%)
 20,800      Boeing Co.                                     936,000
106,930      Carnival Corp.                               2,960,892
 60,589      Costco Wholesale                             2,339,947*
 44,400      Dover Corp.                                  1,554,000
113,500      EchoStar Communications                      2,106,560*[L]
 49,900      Federated Department Stores                  1,981,030*
 65,300      Gap Inc.                                       927,260
 87,300      Masco Corp.                                  2,366,703
140,200      Sabre Holdings                               5,019,160*
                                                       ------------
                                                         20,191,552
Consumer Staples (3.6%)
 48,178      Clear Channel Communications                 1,542,660*
 29,600      Kimberly-Clark                               1,835,200
 75,700      Philip Morris                                3,306,576
                                                       ------------
                                                          6,684,436
Diversified (2.0%)
 38,000      S&P 500 Depositary Receipts                  3,760,480
Energy (11.7%)
 34,700      Amerada Hess                                 2,862,750
 47,700      Burlington Resources                         1,812,600
 47,650      ChevronTexaco Corp.                          4,217,025[L]
 18,500      Cooper Cameron                                 895,770*
274,300      Dynegy Inc.                                  1,974,960
105,926      Exxon Mobil                                  4,334,492
 50,550      Royal Dutch Petroleum--NY Shares             2,793,898
 67,700      Talisman Energy                              3,056,655
                                                       ------------
                                                         21,948,150
Financial Services (16.9%)
 75,610      Bank of America                              5,319,919
 57,400      Citigroup Inc.                               2,224,250
 25,000      Fannie Mae                                   1,843,750
 52,000      Freddie Mac                                  3,182,400
 73,930      J.P. Morgan Chase                            2,507,706
 60,400      Lehman Brothers Holdings                     3,776,208
 78,000      Merrill Lynch                                3,159,000
 18,970      SLM Corp.                                    1,838,193
 75,840      Wachovia Corp.                               2,895,571
101,600      Wells Fargo                                  5,086,096
                                                       ------------
                                                         31,833,093
Health Care (9.9%)
 75,800      Abbott Laboratories                          2,853,870
 94,590      Bristol-Myers Squibb                         2,430,963
 18,200      Merck & Co.                                    921,648
 97,900      Pharmacia Corp.                              3,666,355
 87,555      Schering-Plough                              2,153,853
 45,390      Wellpoint Health Networks                    3,531,796*[L]
 58,480      Wyeth                                        2,994,176
                                                       ------------
                                                         18,552,661
Insurance (10.0%)
 47,100      Ambac Financial Group                        3,165,120
 34,900      American International Group                 2,381,227
 41,800      Chubb Corp.                                  2,959,440
 28,900      CIGNA Corp.                                  2,815,438
 49,350      MBIA, Inc.                                   2,789,755
115,670      MetLife, Inc.                                3,331,296
 20,800      MGIC Investment                              1,410,240
                                                       ------------
                                                         18,852,516
Metals (0.6%)
 31,900      Alcan Inc.                                   1,196,888
Real Estate/REIT (1.9%)
117,600      Equity Office Properties Trust               3,539,760
Restaurants (1.0%)
 68,400      McDonald's Corp.                             1,945,980
Technology (14.8%)
369,432      Agere Systems Class A                          517,205*[L]
 53,195      Agere Systems Class B                           79,792*[L]
114,700      Agilent Technologies                         2,712,655*
126,100      Cadence Design Systems                       2,032,732*
122,800      Celestica Inc.                               2,788,788*
 86,400      Computer Associates                          1,372,896
 29,600      First Data                                   1,101,120
 51,370      Intel Corp.                                    938,530
140,600      Jabil Circuit                                2,968,066*
 34,800      Lexmark International Group                  1,893,120*
148,600      Lucent Technologies                            246,676
 62,950      Microsoft Corp.                              3,406,854*
146,900      Oracle Corp.                                 1,391,143*
335,700      Solectron Corp.                              2,064,555*
270,600      Sun Microsystems                             1,355,706*
109,700      Waters Corp.                                 2,928,990*
                                                       ------------
                                                         27,798,828
Utilities (0.9%)
 83,400      El Paso Corp.                                1,718,874
Total Common Stocks
(Cost $176,616,399)                                     171,928,609
                                                      -------------

See Notes to Schedule of Investments

Schedule of Investments Guardian Portfolio cont'd
-------------------------------------------------

Number of Shares                                     Market Value+
Preferred Stocks (2.6%)
   247,640     News Corp. ADR
                 (Cost $6,534,384)                    $  4,890,890
                                                      ------------
Convertible Preferred Stocks (0.3%)
     1,180     Lucent Technologies
                 Capital Trust I
                 (Cost $1,180,000)                        560,768*
                                                     ------------
Principal Amount
U.S. Government Agency Securities (1.1%)
$  100,000     Federal Home Loan
                 Bank, Disc. Notes,
                 1.75%, due 7/11/02                        99,951
 1,000,000     Freddie Mac, Disc. Notes,
                 1.70%, due 7/17/02                       999,272
 1,000,000     Federal Home Loan
                 Bank, Disc. Notes,
                 1.69%, due 7/24/02                       998,920
                                                     ------------
Total U.S. Government Agency Securities
(Cost $2,098,143)                                       2,098,143#
                                                     ------------
Short-Term Investments (11.4%)
 8,088,328     N&B Securities Lending
                 Quality Fund, LLC                      8,088,328
13,410,569     Neuberger Berman
                 Institutional Cash Fund
                 Trust Class                           13,410,569@
                                                     ------------
Total Short-Term Investments
(Cost $21,498,897)                                     21,498,897#
                                                     ------------
Total Investments (106.8%)
(Cost $207,927,823)                                   200,977,307##
Liabilities, less cash, receivables
 and other assets [(6.8%)]                            (12,728,185)
                                                     ------------
Total Net Assets (100.0%)                            $188,249,122
                                                     ------------

See Notes to Schedule of Investments

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Notes to Schedule of Investments Guardian Portfolio
---------------------------------------------------

+ Investment securities of the Fund are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Fund values all other securities by a method the trustees of the Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#     At cost, which approximates market value.

## At June 30, 2002, the cost of investments for U.S. Federal income tax purposes was $207,927,823. Gross unrealized appreciation of investments was $12,119,859 and gross unrealized depreciation of investments was $19,070,375, resulting in net unrealized depreciation of $6,950,516, based on cost for U.S. Federal income tax purposes.

*     Non-income producing security.

[L] All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).

See Notes to Financial Statements

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Statement of Assets and Liabilities
-----------------------------------

                                                                                         -------------
                                                                                           Guardian
Neuberger Berman Advisers Management Trust                                                 Portfolio
Assets
  Investments in securities, at market value* (Note A)--see Schedule of Investments      $ 200,977,307
------------------------------------------------------------------------------------------------------
  Dividends and interest receivable                                                            267,227
------------------------------------------------------------------------------------------------------
  Receivable for securities sold                                                             3,765,469
------------------------------------------------------------------------------------------------------
  Receivable for Fund shares sold                                                               74,221
------------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                              4,569
======================================================================================================
Total Assets                                                                               205,088,793
======================================================================================================
Liabilities
  Payable for collateral on securities loaned (Note A)                                       8,088,328
------------------------------------------------------------------------------------------------------
  Payable for securities purchased                                                           8,475,985
------------------------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                                              73,852
------------------------------------------------------------------------------------------------------
  Payable for variation margin (Note A)                                                         14,725
------------------------------------------------------------------------------------------------------
  Payable to investment manager (Note B)                                                        83,135
------------------------------------------------------------------------------------------------------
  Payable to administrator (Note B)                                                             46,371
------------------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                           57,275
======================================================================================================
Total Liabilities                                                                           16,839,671
======================================================================================================
Net Assets at value                                                                      $ 188,249,122
======================================================================================================
Net Assets consist of:
  Paid-in capital                                                                        $ 218,225,322
------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                                                   717,325
------------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                   (23,426,155)
------------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) in value of investments                        (7,267,370)
======================================================================================================
Net Assets at value                                                                      $ 188,249,122
======================================================================================================
Shares Outstanding ($.001 par value; unlimited shares authorized)                           14,571,680
------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share                                 $       12.92
======================================================================================================
*Cost of Investments                                                                     $ 207,927,823
======================================================================================================

See Notes to Financial Statements

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE SIX MONTHS
                                                 ENDED JUNE 30, 2002 (UNAUDITED)

Statement of Operations
-----------------------

                                                                                   -------------
                                                                                     Guardian
Neuberger Berman Advisers Management Trust                                           Portfolio
Investment Income
Income:
Dividend income                                                                    $   1,579,371
------------------------------------------------------------------------------------------------
Interest income (Note A)                                                                 202,016
------------------------------------------------------------------------------------------------
Foreign taxes withheld (Note A)                                                           (9,022)
================================================================================================
Total income                                                                           1,772,365
================================================================================================
Expenses:
Investment management fee (Note B)                                                       537,889
------------------------------------------------------------------------------------------------
Administration fee (Note B)                                                              298,903
------------------------------------------------------------------------------------------------
Amortization of deferred organization and initial offering expenses (Note A)               1,854
------------------------------------------------------------------------------------------------
Auditing fees                                                                             11,425
------------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                   53,217
------------------------------------------------------------------------------------------------
Insurance expense                                                                          1,378
------------------------------------------------------------------------------------------------
Legal fees                                                                                21,554
------------------------------------------------------------------------------------------------
Shareholder reports                                                                       20,115
------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                               17,215
------------------------------------------------------------------------------------------------
Miscellaneous                                                                              2,989
================================================================================================
Total expenses                                                                           966,539
Expenses reduced by custodian fee expense offset arrangement (Note B)                        (15)
================================================================================================
Total net expenses                                                                       966,524
================================================================================================
Net investment income (loss)                                                             805,841
================================================================================================
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities sold                                (8,334,841)
------------------------------------------------------------------------------------------------
Net realized gain (loss) on option contracts (Note A)                                    197,646
------------------------------------------------------------------------------------------------
Net realized gain (loss) on financial futures contracts (Note A)                      (1,907,245)
------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
     Investment securities (Note A)                                                  (13,943,402)
     -------------------------------------------------------------------------------------------
     Financial futures contracts (Note A)                                               (417,400)
     -------------------------------------------------------------------------------------------
     Foreign currency (Note A)                                                               232
     ===========================================================================================
Net gain (loss) on investments                                                       (24,405,010)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $ (23,599,169)
================================================================================================

See Notes to Financial Statements

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Statement of Changes in Net Assets
----------------------------------

                                                                                    Guardian Portfolio
Neuberger Berman Advisers Management Trust                                  -----------------------------------
                                                                                Six Months
                                                                                     Ended
                                                                                  June 30,         Year Ended
                                                                                      2002       December 31,
                                                                               (Unaudited)               2001
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                                 $     805,841      $   1,253,237
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                        (10,044,440)       (11,376,671)
-------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments            (14,360,570)         6,330,079
=============================================================================================================
Net increase (decrease) in net assets resulting from operations                (23,599,169)        (3,793,355)
=============================================================================================================
Distributions to Shareholders From:
Net investment income                                                           (1,258,878)          (706,505)
-------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                        --        (10,092,928)
=============================================================================================================
Total distributions to shareholders                                             (1,258,878)       (10,799,433)
=============================================================================================================
From Fund Share Transactions:
Proceeds from shares sold                                                       55,367,019        142,404,014
-------------------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends and distributions                        1,258,878         10,799,433
-------------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                                   (34,329,356)       (78,893,062)
=============================================================================================================
Net increase (decrease) from Fund share transactions                            22,296,541         74,310,385
=============================================================================================================
Net Increase (Decrease) in Net Assets                                           (2,561,506)        59,717,597
Net Assets:
Beginning of period                                                            190,810,628        131,093,031
=============================================================================================================
End of period                                                                $ 188,249,122      $ 190,810,628
=============================================================================================================
Accumulated undistributed net investment income (loss) at end of period      $     717,325      $   1,170,362
=============================================================================================================
Number of Fund Shares:
Sold                                                                             3,881,329          9,437,222
-------------------------------------------------------------------------------------------------------------
Issued on reinvestment of dividends and distributions                               88,967            723,823
-------------------------------------------------------------------------------------------------------------
Redeemed                                                                        (2,435,026)        (5,354,381)
=============================================================================================================
Net increase (decrease) in shares outstanding                                    1,535,270          4,806,664
=============================================================================================================

See Notes to Financial Statements

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Notes to Financial Statements Guardian Portfolio
------------------------------------------------

     Note A--Summary of Significant Accounting Policies:

1 General: Guardian Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of nine separate operating series (the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

     The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.

     Prior to May 1, 2000, the Fund was part of a master/feeder structure, investing all of its net investable assets in AMT Guardian Investments, a series of Advisers Managers Trust. Effective May 1, 2000, the Fund converted to a conventional fund structure. The Fund redeemed its investment in AMT Guardian Investments in return for delivery of the portfolio securities, at current net asset value, subject to the liabilities of AMT Guardian Investments.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5 Taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

Notes to Financial Statements Guardian Portfolio cont'd
-------------------------------------------------------

6 Dividends and distributions to shareholders: Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($12,017,007 expiring in 2009, determined as of December 31, 2001), it is the policy of the Fund not to distribute such gains.

     The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

7 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8 Organization expenses: Organization expenses incurred by the Fund were fully amortized as of June 30, 2002.

9 Expense allocation: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

10 Call options: Premiums received by the Fund upon writing a covered call option are recorded in the liability section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the liability is eliminated. The Fund bears the risk of a decline in the price of the security during the period, although any potential loss during the period would be reduced by the amount of the option premium received. In general, written covered call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. All securities covering outstanding options are held in escrow by the custodian bank.

     Summary of option transactions for the six months ended June 30, 2002:

                                               Value When
                                     Number       Written
Contracts outstanding 12/31/01          0      $        0
Contracts written                     516         229,721
Contracts expired                    (107)       (197,646)
Contracts exercised                     0               0
Contracts closed                     (409)        (32,075)
                                     ----      ----------
Contracts outstanding 6/30/02           0      $        0
                                     ----      ----------

11 Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against a possible decline in the value of the Fund's securities and/or for purposes of managing cash flow. At the

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

     time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

     Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.

     For U.S. Federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund's taxable income.

     At June 30, 2002, open positions in financial futures contracts were as follows:

Expiration           Open Contracts         Position    Unrealized Depreciation
September 2002     31 S&P 500 Futures         Long             $316,975

     At June 30, 2002, the Fund had the following securities deposited in a segregated account to cover margin requirements on open financial futures contracts:


Principal Amount     Security
    $  100,000       Federal Home Loan Bank, Discount Notes, 1.75%, due 7/11/02
     1,000,000       Freddie Mac, Discount Notes, 1.70%, due 7/17/02
     1,000,000       Federal Home Loan Bank, Discount Notes, 1.69%, due 7/24/02

12 Security lending: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Fund receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's

Notes to Financial Statements Guardian Portfolio cont'd
-------------------------------------------------------

     investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The Fund receives a fee, payable monthly, negotiated by the Fund and Morgan, based on the number and duration of the lending transactions. This income is reflected in the Statement of Operations under the caption Interest income. At June 30, 2002, the value of the securities loaned, the value of the collateral and the income earned on loaned securities during the six months ended June 30, 2002 were $7,929,733, $8,088,328 and $12,892, respectively.

13 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

14 Income recognition: In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide became effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have a significant effect on the financial statements.

15 Affiliated transactions: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), an affiliated fund managed by Neuberger Berman Management Inc. ("Management"). The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund does not pay Management an investment management fee associated with its investment in the Cash Fund. For the six months ended June 30, 2002, income earned on this investment amounted to $178,237 and is reflected in the Statement of Operations under the caption Interest income.

     Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

     Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.

     The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

     Prior to June 7, 2001, the Fund paid Management a fee for investment management services at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

     $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.

     The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets.

     The trustees of the Trust adopted a non-fee distribution plan for the Fund.

     Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     Management has contractually undertaken through April 30, 2005 to reimburse the Fund for its operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets (the "Expense Limitation"). For the six months ended June 30, 2002, no reimbursement to the Fund was required. The Fund has agreed to repay Management through December 31, 2008 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. For the six months ended June 30, 2002, there was no reimbursement to Management. At June 30, 2002, the Fund has no liability to Management under the agreement.

     Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

     The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $15.

     Note C--Securities Transactions:

     During the six months ended June 30, 2002, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and option contracts) of $99,507,258 and $77,117,648, respectively.

     During the six months ended June 30, 2002, brokerage commissions on securities transactions amounted to $352,897, of which Neuberger received $185,982, and other brokers received $166,915.

     Note D--Line of Credit:

     At June 30, 2002, the Fund was a holder of a single committed, unsecured $200,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10%

Notes to Financial Statements Guardian Portfolio cont'd
-------------------------------------------------------

     per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $200,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2002, nor had the Fund utilized this line of credit at any time prior to that date.

     Note E--Unaudited Financial Information:

     The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Financial Highlights Guardian Portfolio+
----------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.[+/+]

                                                                                                                       Period from
                                                                                                                       November 3,
                                        Six Months Ended                                                                1997[carr]
                                                June 30,                  Year Ended December 31,                  to December 31,
                                        -------------------  --------------------------------------------------  -----------------
                                                    2002        2001         2000         1999         1998                  1997
                                             (Unaudited)
 Net Asset Value, Beginning of Period             $14.64      $15.93       $15.85       $13.84       $10.52           $10.00
                                                  ------      ------       ------       ------       ------           ------
 Income From Investment Operations
 Net Investment Income (Loss)                        .06         .11          .09          .09          .11              .01
 Net Gains or Losses on Securities (both
  realized and unrealized)                         (1.69)       (.33)         .08[Y]      1.97         3.22[Y]           .51
                                                  ------      ------       ------       ------       ------           ------
 Total From Investment Operations                  (1.63)       (.22)         .17         2.06         3.33              .52
                                                  ------      ------       ------       ------       ------           ------
 Less Distributions
 From Net Investment Income                         (.09)       (.07)        (.09)        (.05)        (.01)              --
 From Net Capital Gains                               --       (1.00)          --           --           --               --
                                                  ------      ------       ------       ------       ------           ------
 Total Distributions                                (.09)      (1.07)        (.09)        (.05)        (.01)              --
                                                  ------      ------       ------       ------       ------           ------
 Net Asset Value, End of Period                   $12.92      $14.64       $15.93       $15.85       $13.84           $10.52
                                                  ------      ------       ------       ------       ------           ------
 Total Return++                                   -11.19%**    -1.51%       +1.13%      +14.93%      +31.67%           +5.20%**
 Ratios/Supplemental Data
 Net Assets, End of Period (in millions)          $188.2      $190.8       $131.1       $121.1        $74.1             $0.6
 Ratio of Gross Expenses to Average Net
  Assets#                                            .97%*       .99%        1.00%        1.00%        1.00%            1.06%*
 Ratio of Net Expenses to Average Net
  Assets                                             .97%*       .99%[SS]    1.00%[SS]    1.00%[SS]    1.00%[SS]        1.00%*[SS]
 Ratio of Net Investment Income (Loss)
  to Average Net Assets                              .81%*       .74%         .57%         .61%         .80%             .98%*
 Portfolio Turnover Rate                              43%         79%         124%         107%         197%              12%

See Notes to Financial Highlights

Notes to Financial Highlights Guardian Portfolio
------------------------------------------------

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Guardian Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

[SS] After reimbursement of expenses by Management. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                                    Period from
                                                 Year Ended    November 3, 1997
                                               December 31,     to December 31,
                                                       1998                1997
                                                      1.14%              30.06%

        After reimbursement of expenses previously paid by Management. Had Management not been reimbursed, the annualized ratios of net expenses to average daily net assets would have been:

                                                     Year Ended December 31,

                                                  2001        2000        1999
                                                  .97%        .99%        .98%

[carr]  The date investment operations commenced.

[+/+] The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

*       Annualized.

**      Not annualized.

[Y] The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Trustees and Officers
---------------------

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information about the Board of Trustees

-----------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                              Position and                                        Fund Complex    Other Directorships Held
                             Length of Time                                        Overseen by     Outside Fund Complex by
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee               Trustee
-----------------------------------------------------------------------------------------------------------------------------
John Cannon (72)            Trustee since    Retired. Formerly, Chairman and          29        Independent Trustee or
                            2000             Chief Investment Officer of CDC                    Director of three series of
                                             Capital Management (registered                     Oppenheimer Funds:
                                             investment adviser) (1993-Jan.                     Limited Term New York
                                             1999).                                             Municipal Fund,
                                                                                                Rochester Fund
                                                                                                Municipals, and
                                                                                                Oppenheimer Convertible
                                                                                                Securities Fund, 1992 to
                                                                                                present.
-----------------------------------------------------------------------------------------------------------------------------
Faith Colish (66)           Trustee since    Attorney at Law and President,           29
                            1984             Faith Colish, A Professional
                                             Corporation; 1980 to present.
-----------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (69)       Trustee since    Consultant. Retired President and        29
                            1989             Trustee of Teachers Insurance &
                                             Annuity (TIAA) and College
                                             Retirement Equities Fund (CREF).
-----------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (64)         Trustee since    Consultant, C. A. Harvey                 29
                            1998             Associates, June 2001 to present;
                                             Member, Individual Investors
                                             Advisory Committee to the New
                                             York Stock Exchange Board of
                                             Directors, 1998 to present;
                                             Secretary, Board of Associates to
                                             The National Rehabilitation
                                             Hospital's Board of Directors;
                                             Director of American Association
                                             of Retired Persons (AARP), 1978
                                             to December 2000; Member,
                                             American Savings Education
                                             Council's Policy Board (ASEC),
                                             1998-2000; Member, Executive
                                             Committee, Crime Prevention
                                             Coalition of America, 1997-2000.
-----------------------------------------------------------------------------------------------------------------------------

Trustees and Officers cont'd
----------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                              Position and                                        Fund Complex       Other Directorships Held
                             Length of Time                                        Overseen by        Outside Fund Complex by
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee                  Trustee
--------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (69)           Trustee since    Senior Vice President and General        29
                            2000             Counsel of Loews Corporation
                                             (diversified financial corporation).
--------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (74)       Trustee since    Professor of Finance and                 29          Director, Delaware Labs,
                            2000             Economics at Stern School of                         1978 to present
                                             Business, New York University.                       (cosmetics).
--------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (65)       Trustee since    Retired. Formerly, Vice President        29          Director, State Theatre of
                            1999             and Special Counsel to WHX                           New Jersey (not-for-profit
                                             Corporation (holding company);                       theater), 2000 to present;
                                             1993-2001.                                           Formerly, Director of
                                                                                                  Kevlin Corporation
                                                                                                  (manufacturer of
                                                                                                  microwave and other
                                                                                                  products).
--------------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (69)      Trustee since    Senior Vice President of Burnham         29          Director, 92nd Street Y
                            2000             Securities Inc. (a registered                        (non-profit), 1967 to
                                             broker-dealer) since 1991.                           present. Formerly,
                                                                                                  Director, Cancer
                                                                                                  Treatment Holdings, Inc.
--------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (69)       Trustee since    Retired. Senior Vice President of        29          Director, Pro-Kids Golf
                            2000             Foodmaker, Inc. (operator and                        and Learning Academy,
                                             Franchiser of Restaurants) until                     1998 to present (teach golf
                                             January 1997; Secretary of                           and computer usage to "at
                                             Foodmaker, Inc. until July 1996.                     risk" children); Director of
                                                                                                  Prandium, Inc.,
                                                                                                  March 2001 to present
                                                                                                  (restaurants).
--------------------------------------------------------------------------------------------------------------------------------

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                              Position and                                        Fund Complex       Other Directorships Held
                             Length of Time                                        Overseen by        Outside Fund Complex by
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee                  Trustee
--------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (70)      Trustee since    General Partner of Oxford Partners       29          Formerly, Director of
                            2000             and Oxford Bioscience Partners                       Capital Cash
                                             (venture capital partnerships) and                   Management Trust
                                             President of Oxford Venture                          (money market fund) and
                                             Corporation.                                         Prime Cash Fund.
--------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (52)        Trustee since    General Partner of Seip                  29          Director, H&R Block,
                            2000             Investments LP (a private                            Inc. (financial services
                                             investment partnership); President                   company), May 2001 to
                                             and CEO of Westaff, Inc.,                            present; Director, General
                                             May 2001 to January 2002                             Magic (voice recognition
                                             (temporary staffing); Senior                         software), November 2001
                                             Executive at the Charles Schwab                      to present; Director,
                                             Corporation from 1983 to 1999;                       Forward Management,
                                             including Chief Executive Officer                    Inc. (asset management),
                                             of Charles Schwab Investment                         2001-present; Member of
                                             Management, Inc. and Trustee of                      the Board of Directors of
                                             Schwab Family of Funds and                           E-Finance Corporation
                                             Schwab Investments from 1997 to                      (credit decisioning
                                             1998; Executive Vice                                 services), 1999 to present;
                                             President-Retail Brokerage for                       Director, Save-Daily.com
                                             Charles Schwab Investment                            (micro investing services),
                                             Management from 1994 to 1997.                        1999 to present; Formerly,
                                                                                                  Director of Offroad
                                                                                                  Capital Inc. (pre-public
                                                                                                  internet commerce
                                                                                                  company).
--------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (54)    Trustee since    Private investor and consultant          29          Director, Providence
                            1999             specializing in the insurance                        Washington (property and
                                             industry; Advisory Director of                       casualty insurance
                                             Securitas Capital LLC (a global                      company),
                                             private equity investment firm                       December 1998 to
                                             dedicated to making investments in                   present; Director, Summit
                                             the insurance sector).                               Global Partners (insurance
                                                                                                  brokerage firm),
                                                                                                  October 2000 to present.
--------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers cont'd
----------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                              Position and                                        Fund Complex       Other Directorships Held
                             Length of Time                                        Overseen by        Outside Fund Complex by
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee                  Trustee
--------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (57)         Trustee since    Regional Manager for Atlanta             29
                            1984             Region, Ford Motor Credit
                                             Company since August 1997; prior
                                             thereto, President, Ford Life
                                             Insurance Company, April 1995
                                             until August 1997.
--------------------------------------------------------------------------------------------------------------------------------
Michael M. Kassen* (49)     President and    Executive Vice President and Chief       29            Executive Vice President,
                            Trustee since    Investment Officer of Neuberger                        Chief Investment Officer
                            2000             Berman since 1999; Executive Vice                      and Director of Neuberger
                                             President and Chief Financial                          Berman Inc. (holding
                                             Officer of NB Management from                          company) since 1999;
                                             November 1999 to March 2000;                           Chairman since May 2000
                                             Vice President of NB Management                        and Director of NB
                                             from 1990 until 1999; Partner or                       Management since
                                             Principal of Neuberger Berman                          January 1996.
                                             from 1993.
--------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien* (73)     Trustee since    Member, Investment Policy                29            Director of Legg Mason,
                            2000             Committee, Edward Jones, 1993-                         Inc. (financial services
                                             2001; President of the Securities                      holding company), 1993
                                             Industry Association ("SIA")                           to present; Director,
                                             (securities industry's representative                  Boston Financial Group
                                             in government relations and                            (real estate and tax
                                             regulatory matters at the federal                      shelters) 1993-1999.
                                             and state levels) from 1974-1992;
                                             Adviser to SIA from
                                             November 1992-November 1993.
--------------------------------------------------------------------------------------------------------------------------------

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                              Position and                                        Fund Complex       Other Directorships Held
                             Length of Time                                        Overseen by        Outside Fund Complex by
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee                  Trustee
--------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (43)      Chairman of       Executive Vice President of             29         Executive Vice President
                            the Board,        Neuberger Berman since 1999;                       and Director of Neuberger
                            Chief             Principal of Neuberger Berman                      Berman Inc. (holding
                            Executive         from 1997 until 1999; Senior Vice                  company) since 1999;
                            Officer and       President of NB Management from                    President and Director of
                            Trustee since     1996 until 1999; Director of                       NB Management since
                            2000; President   Institutional Services of NB                       1999.
                            from 1999 to      Management from 1988 until
                            2000              1996.
--------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

Trustees and Officers cont'd
----------------------------

Information about the Officers of the Trust

                                         Position and
 Name, Age, and Address (1)        Length of Time Served (2)                Principal Occupation(s) (3)
----------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (45)        Secretary since 1984               Vice President of Neuberger Berman since
                                                                  2002 and Employee since 1999; Vice
                                                                  President-Mutual Fund Board Relations of NB
                                                                  Management since 2000; Vice President of NB
                                                                  Management from 1986 to 1999; Secretary of
                                                                  two other mutual funds for which NB
                                                                  Management acts as investment manager and
                                                                  administrator.

Robert Conti (45)              Vice President since 2000          Vice President of Neuberger Berman since
                                                                  1999; Senior Vice President of NB
                                                                  Management since 2000; Controller of NB
                                                                  Management until 1996; Treasurer of NB
                                                                  Management from 1996 until 1999; Vice
                                                                  President of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 2000.

Stacy Cooper-Shugrue (39)      Assistant Secretary since 1991     Vice President-Mutual Fund Board Relations
                                                                  of NB Management since February 25, 2002;
                                                                  Employee of Neuberger Berman since 1999;
                                                                  Assistant Vice President of NB Management
                                                                  from 1993 to 1999; Assistant Secretary of two
                                                                  other mutual funds for which NB Management
                                                                  acts as investment manager and administrator.

Barbara Muinos (43)            Assistant Treasurer since 1996     Vice President of Neuberger Berman since
                                                                  1999; Assistant Vice President of NB
                                                                  Management from 1993 to 1999; Assistant
                                                                  Treasurer of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 1996.

Brian J. Gaffney (48)          Vice President since 2000          Managing Director of Neuberger Berman since
                                                                  1999; Senior Vice President of NB
                                                                  Management since 2000; Vice President of NB
                                                                  Management from 1997 until 1999; Vice
                                                                  President of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 2000.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

                                         Position and
 Name, Age, and Address (1)        Length of Time Served (2)                Principal Occupation(s) (3)
----------------------------------------------------------------------------------------------------------------
Sheila R. James (37)           Assistant Secretary since          Employee of Neuberger Berman since 1999;
                               June 5, 2002                       Employee of NB Management from 1991 to
                                                                  1999; Assistant Secretary of two other mutual
                                                                  funds for which NB Management acts as
                                                                  investment manager and administrator since
                                                                  June 5, 2002.

Richard Russell (55)           Treasurer and Principal            Vice President of Neuberger Berman since
                               Accounting                         1999; Vice President of NB Management from
                               Officer since 1993 and             1993 until 1999; Treasurer and Principal
                               Principal                          Financial and Accounting Officer of two other
                               Financial Officer since            mutual funds for which NB Management acts
                               June 2000                          as investment manager and administrator.

Frederic B. Soule (56)         Vice President since 2000          Vice President of Neuberger Berman since
                                                                  1999; Vice President of NB Management from
                                                                  1995 until 1999; Vice President of two other
                                                                  funds for which NB Management acts as
                                                                  investment manager and administrator since
                                                                  2000.

Celeste Wischerth (41)         Assistant Treasurer since 1996     Vice President of Neuberger Berman since
                                                                  1999; Assistant Vice President of NB
                                                                  Management from 1994 to 1999; Assistant
                                                                  Treasurer of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 1996.

--------------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.